Oil and Natural Gas Properties - Schedule of Oil and Natural Gas Properties (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Oil and Gas Property [Abstract]
Proved	$ 1,730,526	$ 1,538,379	$ 750,492
Unproved	1,070,619	1,089,954	1,126,459
Less: accumulated depreciation, depletion, amortization and impairment	(282,541)	(230,836)	(78,307)
Oil and natural gas properties, net	$ 2,518,604	$ 2,397,497	$ 1,798,644